Shareholders’ Deficit (Details) - $ / shares				5 Months Ended		12 Months Ended
		Feb. 07, 2026	Jan. 07, 2026	Dec. 31, 2025		Dec. 31, 2025		Jun. 30, 2026
Shareholders’ Deficit [Line Items]
Preferred shares, authorized				1,000,000		1,000,000		1,000,000
Preferred shares, issued
Preferred shares, outstanding
Percentage of issued and outstanding ordinary shares						25.00%
Number of shares expired		1,500,000
Subsequent Event [Member]
Shareholders’ Deficit [Line Items]
Forfeited shares		499,950
Number of shares expired		1,500,000
Preferred Stock [Member]
Shareholders’ Deficit [Line Items]
Preferred shares, authorized				1,000,000		1,000,000
Preferred shares, issued
Preferred shares, outstanding
Over-Allotment Option [Member]
Shareholders’ Deficit [Line Items]
Forfeited shares			499,950
Percentage of issued and outstanding ordinary shares				2500.00%
Underwriters purchased shares			1,500,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Shareholders’ Deficit [Line Items]
Underwriters purchased shares			1,500,000
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, authorized				200,000,000		200,000,000		200,000,000
Ordinary shares, par value				$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, issued				625,000		625,000		655,000
Ordinary shares, outstanding				625,000		625,000		655,000
Shares subject to possible redemption				20,000,000		20,000,000		21,500,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, authorized				200,000,000		200,000,000
Ordinary shares, par value				$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, issued				625,000		625,000
Ordinary shares, outstanding				625,000		625,000
Shares subject to possible redemption				20,000,000		20,000,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, authorized	[1]			20,000,000	[2]	20,000,000	[2]	20,000,000
Ordinary shares, par value	[1]			$ 0.0001	[2]	$ 0.0001	[2]	$ 0.0001
Ordinary shares, issued	[1]			7,665,900	[2]	7,665,900	[2]	7,165,950
Ordinary shares, outstanding	[1]			7,665,900	[2]	7,665,900	[2]	7,165,950
Forfeited shares				999,900
Shares no longer subject to forfeiture			499,950
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, issued		7,165,950
Ordinary shares, outstanding		7,165,950
Forfeited shares		499,950
Number of shares expired		1,500,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, authorized				20,000,000		20,000,000		20,000,000
Ordinary shares, par value				$ 0.0001		$ 0.0001
Ordinary shares, issued				7,665,900		7,665,900
Ordinary shares, outstanding				7,665,900		7,665,900
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholders’ Deficit [Line Items]
Forfeited shares				999,900		999,900
Class B Ordinary Shares [Member] | Over-Allotment Option [Member] | Underwriters [Member]
Shareholders’ Deficit [Line Items]
Forfeited shares		499,950
Class B Ordinary Shares [Member] | Over-Allotment Option [Member] | Subsequent Event [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, issued		7,165,950
Ordinary shares, outstanding		7,165,950

[1]	The Class B ordinary shares issued and outstanding as of December 31, 2025, includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6). On January 7, 2026, the underwriters purchased an additional 1,500,000 Units pursuant to the partial exercise of the over-allotment option, resulting in 499,950 Class B ordinary shares that were no longer subject to forfeiture. On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired, resulting in the forfeiture of 499,950 Class B ordinary shares.
[2]	This number includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 6).